Related Parties and Others - Details of Significant Financial Transactions with Related Parties and Others (Detail) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024
Disclosure of transactions between related parties [Line Items]
Capital increase			₩ 1,280,814
WooRee E&L Co Ltd [member] | Associates [Member]
Disclosure of transactions between related parties [Line Items]
Collection of loans	[1]		256
LG Electronics Inc [member] | Entity that has significant influence over the Parent Company [member]
Disclosure of transactions between related parties [Line Items]
Capital increase			₩ 436,031
Repayment of borrowings		₩ 1,000,000

[1]	For the year ended December 31, 2024, the entity was excluded from related parties due to the loss of significant influence, and the transaction amount represents the amount before its exclusion.